Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net (loss) earnings	$ (111,437)	$ 16,034	$ (94,013)	$ 32,568
Adjustments for the following items:
Depletion	17,156	15,740	34,876	31,668
Non-cash cost of sales related to prepaid gold interests	2,463	4,921	4,636	10,481
Amortization	85	93	175	184
Impairments charges and expected credit losses	141,771	0	148,034	0
Loss on disposition of mineral interests	0	1,000	0	1,000
Increase in fair value of prepaid gold interests	(3,408)	(423)	(5,512)	(2,768)
Decrease in fair value of investments	1,339	1,377	1,766	69
Stock-based compensation expense	368	941	1,054	1,788
Income tax expense	260	1,626	2,978	2,992
Finance and other costs, net	1,326	1,923	2,583	3,839
Operating cash flow before working capital and taxes	49,923	43,232	96,577	81,821
Income taxes paid	(2,992)	(1,857)	(4,877)	(3,083)
Change in working capital	2,426	(500)	(3,468)	1,006
Operating cash flow	49,357	40,875	88,232	79,744
Investing activities
Acquisition of mineral interests	(2,228)	(17,593)	(3,664)	(163,597)
Proceeds on disposition of mineral interests	366	1,700	366	1,700
Proceeds on sale of investments	2,847	0	2,847	0
Acquisition of loans	(7,754)	(8,833)	(14,639)	(17,333)
Acquisition of prepaid gold interests and investments	0	0	(6,330)	(741)
Net cash used in investing activities	(6,769)	(24,726)	(21,420)	(179,971)
Financing activities
Proceeds from issuance of debt	0	5,000	10,000	115,000
Repayments of debt	(40,000)	(20,000)	(47,000)	(50,000)
Proceeds from exercise of stock options	1,014	16,398	1,384	17,203
Normal course issuer bid ("NCIB") purchase of common shares	0	(10,505)	(3,582)	(13,075)
Dividends paid	(10,569)	(10,100)	(21,125)	(20,142)
Repayments and interest on lease obligation	(147)	(139)	(228)	(223)
Payments of interest and other financing costs	(1,186)	(2,096)	(2,599)	(3,217)
Net cash (used in) from financing activities	(50,888)	(21,442)	(63,150)	45,546
Effect of exchange rate changes on cash and cash equivalents	2	19	22	21
(Decrease)/increase in cash and cash equivalents during the quarter	(8,298)	(5,274)	3,684	(54,660)
Cash and cash equivalents at beginning of the quarter	29,361	21,712	17,379	71,098
Cash and cash equivalents at end of the quarter	$ 21,063	$ 16,438	$ 21,063	$ 16,438